Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) installment $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 29, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized (shares)	500,000,000	500,000,000	500,000,000
Common stock, par value (in USD per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	21,888,976	13,303,795	5,873,711
Common stock outstanding (in shares)	21,888,976	13,303,795	5,873,711	21,888,976
Common stock, reserved for future issuance (in shares)	478,111,024	486,696,205	494,126,289
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, par value (in USD per share) | $ / shares	$ 0.0001
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Expected dividend yield		0.00%
Intrinsic value of stock options exercised | $	$ 0.1	$ 3.1	$ 0.1
Fair value of options vested | $	0.9	0.6	$ 0.3
Unrecognized stock-based compensation | $	$ 14.6	$ 0.1
Weighted- average period of recognition	3 years 2 months 12 days	1 year 1 month 6 days
2019 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period (in years)		10 years
Vesting period		4 years
Vesting percentage (as a percent)		25.00%
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum shares allowed to be issued (as a percent)	3.00%
ESPP purchase price of common stock, percent of market price (as a percent)	85.00%
Expected dividend yield	0.00%
Employee Stock | 2019 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period (in years)	10 years
Vesting period	4 years
Vested, expiration period	3 months
Vesting percentage (as a percent)	25.00%
Number of monthly installments | installment	36
Employee Stock | 2019 Plan | Minimum | Board Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Employee Stock | 2019 Plan | Maximum | Board Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years
Stock Compensation | 2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum shares allowed to be issued (as a percent)	12.00%
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%